Consolidated Statements Of Operations And Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net Revenues (including value added taxes, "VAT", of RMB2,620,355, RMB3,550,878 and RMB4,172,660 for the years ended December 31, 2021, 2022 and 2023, respectively)	¥ 8,436,159	$ 1,188,210	¥ 6,733,644	¥ 4,657,019
Operating expenses
Cost of revenues (including VAT net of government grants, of RMB1,950,935, RMB2,539,297 and RMB3,121,010 for the years ended December 31, 2021, 2022 and 2023, respectively)	(4,119,016)	(580,151)	(3,514,551)	(2,539,998)
Sales and marketing expenses	(1,239,191)	(174,536)	(902,269)	(837,301)
General and administrative expenses	(937,677)	(132,069)	(1,417,933)	(4,271,152)
Research and development expenses	(946,635)	(133,331)	(914,151)	(729,668)
Provision for loans receivable	(234,599)	(33,043)	(194,272)	(97,658)
Total operating expenses	(7,477,118)	(1,053,130)	(6,943,176)	(8,475,777)
Other operating income	38,388	5,407	47,530	22,815
(Loss) Income from operations	997,429	140,487	(162,002)	(3,795,943)
Other income (expense)
Interest income	1,141,861	160,828	483,658	234,651
Interest expenses	0	0	(175)	(40)
Foreign exchange (loss) gain	(2,149)	(303)	15,048	(15,468)
Investment income	55,621	7,834	5,411	28,317
Unrealized gains (losses) from fair value changes of investments and derivative assets	12,938	1,822	(63,390)	23,967
Other income, net	130,264	18,347	230,631	7,067
Impairment loss	0	0	0	(111,567)
Share of loss in equity method investees	(2,067)	(291)	(1,246)	(11,321)
Total other income	1,336,468	188,237	669,937	155,606
Net (loss) income before income tax	2,333,897	328,724	507,935	(3,640,337)
Income tax expense	(106,804)	(15,043)	(96,035)	(14,191)
Net (loss) income	2,227,093	313,681	411,900	(3,654,528)
Less: net (loss) income attributable to non-controlling interests	(1,252)	(176)	539	(80)
Less: measurement adjustment attributable to redeemable non- controlling interests	15,457	2,177	4,599	0
Net (loss) income attributable to Full Truck Alliance Co. Ltd.	2,212,888	311,680	406,762	(3,654,448)
Deemed dividend to convertible redeemable preferred shares	0	0	0	(518,432)
Net (loss) income attributable to ordinary shareholders	¥ 2,212,888	$ 311,680	¥ 406,762	¥ (4,172,880)
Net (loss) earnings per ordinary share:
Basic, earnings per ordinary share | (per share)	¥ 0.1	$ 0.01	¥ 0.02	¥ (0.31)
Diluted, earnings per ordinary share | (per share)	¥ 0.1	$ 0.01	¥ 0.02	¥ (0.31)
Basic	21,111,924,886	21,111,924,886	21,517,856,981	13,445,972,280
Diluted	21,162,351,461	21,162,351,461	21,579,616,389	13,445,972,280
Net (loss) income	¥ 2,227,093	$ 313,681	¥ 411,900	¥ (3,654,528)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil	386,701	54,466	1,972,520	(533,657)
Total comprehensive (loss) income	2,613,794	368,147	2,384,420	(4,188,185)
Less: comprehensive (loss) income attributable to non-controlling interests	(1,252)	(176)	539	(80)
Less: measurement adjustment attributable to redeemable non- controlling interests	15,457	2,177	4,599	0
Comprehensive (loss) income attributable to Full Truck Alliance Co. Ltd.	2,599,589	366,146	2,379,282	(4,188,105)
Deemed dividend to convertible redeemable preferred shares	0	0	0	(518,432)
Comprehensive (loss) income attributable to ordinary shareholders	¥ 2,599,589	$ 366,146	¥ 2,379,282	¥ (4,706,537)